SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
In July 2022, the Company terminated two interest rate swap agreements, with an aggregate notional principal of $96.3 million upon termination. The terminated swaps had a weighted average fixed interest of 0.91% swapped for LIBOR and a weighted average remaining term of 3.2 years. The terminated swaps had a positive fair value position at the date of termination, which was concurrently used to enter into two new interest rate swap agreements, swapping variable rate interest based on SOFR to a fixed rate of interest of 1.91% and 2.15% for notional amounts of $50.0 million and $50.0 million respectively, each with a ten-year term.

In August 2022, the Company terminated an interest rate swap agreement, with a notional principal of $50 million upon termination. The terminated swaps had a fixed interest of 2.15% swapped for LIBOR and a remaining term of 1.9 years. The terminated swap had a positive fair value position at the date of termination, which was concurrently used to enter into a new interest rate swap agreement, swapping variable rate interest based on SOFR to a fixed rate of interest of 2.27% for notional amount of $50.0 million with a ten-year term.

In August 2022, in connection with the Company's exercise of its call options in June 2022 under the existing financing arrangement, the Flex Enterprise was re-delivered to the Company and the vessel remains unencumbered as of the date of this report.

On August 23, 2022, the Company’s Board of Directors declared a cash dividend for the second quarter of 2022 of $0.75 per share. The dividend will be paid on or around September 13, 2022, to shareholders on record as of September 8, 2022. The ex-dividend date will be September 7, 2022.

Also on August 23, 2022, the Company’s Board of Directors declared a cash dividend for the second quarter of 2022 of $0.50 per share, in addition to the dividend referenced in the immediately preceding paragraph. This dividend is a special, one-time dividend and will be paid on or around September 13, 2022, to shareholders on record as of September 8, 2022. The ex-dividend date will be September 7, 2022.

All declarations of dividends are subject to the determination and discretion of the Company’s Board of Directors based on its consideration of various factors, including the Company’s results of operations, financial condition, level of indebtedness, anticipated capital requirements, contractual restrictions, restrictions in its debt agreements, restrictions under applicable law, its business prospects and other factors that the Board of Directors may deem relevant.